Taxes on Income from Continuing Operations (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 0	$ 0
State	0	0
Total Current	0	0
Deferred
Federal	372,064	(782,805)
State	54,715	(115,118)
Total Deferred	426,779	(897,923)
Provision for (benefit from) income taxes	$ 426,779	$ (897,923)